Share Capital and Premium (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Share Capital

	US Dollars
Figures in millions	2017	2016	2015

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
410,054,615 (2016: 408,223,760; 2015: 405,265,315) ordinary shares of 25 SA cents each	16	16	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	16	16	16
Treasury shares held within the group:
2,778,896 A and B redeemable preference shares	—	—	—
	16	16	16
Share premium
Balance at beginning of year	7,145	7,103	7,078
Ordinary shares issued	26	42	25
	7,171	7,145	7,103
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of year	7,118	7,092	7,050
Share capital and premium	7,134	7,108	7,066